Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Current Assets:
Cash and cash equivalents	$ 1,470	$ 43,520	$ 2,559
Accounts and notes receivable, net	26,182	12,891	8,060
Inventories	112,509	38,452	26,321
Prepaid expenses and other current assets	14,773	10,158	10,626
Total current assets	154,934	105,021	47,566
Property, plant and equipment, net	65,659	63,626	55,274
Subscriber acquisition costs, net	1,170,287	1,052,434	790,644
Deferred financing costs, net	3,407	4,420	6,456
Intangible assets, net	426,616	475,392	558,395
Goodwill	836,115	835,233	834,416
Long-term investments and other assets, net	58,953	11,536	10,893
Total assets	2,715,971	2,547,662	2,303,644
Current Liabilities:
Accounts payable	110,944	49,119	52,207
Accrued payroll and commissions	54,201	46,288	38,247
Accrued expenses and other current liabilities	48,439	34,265	35,573
Deferred revenue	66,705	45,722	34,875
Current portion of capital lease obligations	8,731	9,797	7,616
Total current liabilities	289,020	185,191	168,518
Notes payable, net	2,511,225	2,486,700	2,118,112
Revolving credit facility	100,000	0	20,000
Capital lease obligations, net of current portion	4,949	7,935	11,171
Deferred revenue, net of current portion	154,244	58,734	44,782
Other long-term obligations	58,930	47,080	10,530
Deferred income tax liabilities	7,452	7,204	7,524
Total liabilities	3,125,820	2,792,844	2,380,637
Commitments and contingencies
Stockholders' deficit:
Common stock, $0.01 par value, 100 shares authorized; 100 shares issued and outstanding	0	0	0
Additional paid-in capital	732,841	731,920	627,645
Accumulated deficit	(1,115,245)	(948,339)	(672,382)
Accumulated other comprehensive loss	(27,445)	(28,763)	(32,256)
Total stockholders' deficit	(409,849)	(245,182)	(76,993)
Total liabilities and stockholders' (deficit) equity	$ 2,715,971	$ 2,547,662	$ 2,303,644